Document and Entity Information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Apr. 30, 2016
Registrant Name	FRANKLIN REAL ESTATE SECURITIES TRUST
Central Index Key	0000912291
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Sep. 01, 2016
Franklin Real Estate Securities Fund-13 | FRANKLIN REAL ESTATE SECURITIES FUND | CLASS A
Risk/Return:
Trading Symbol	FREEX
Franklin Real Estate Securities Fund-13 | FRANKLIN REAL ESTATE SECURITIES FUND | CLASS C
Risk/Return:
Trading Symbol	FRRSX
Franklin Real Estate Securities Fund-13 | FRANKLIN REAL ESTATE SECURITIES FUND | ADVISOR CLASS
Risk/Return:
Trading Symbol	FRLAX
Franklin Real Estate Securities Fund-13 | FRANKLIN REAL ESTATE SECURITIES FUND | Class R6
Risk/Return:
Trading Symbol	FSERX